RELATED PARTY TRANSACTIONS AND BALANCES (Balances) (Details)		Dec. 31, 2016 CNY (¥)		Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)		Sep. 20, 2013 EUR (€)
Outstanding amounts due from related parties:
Total		¥ 2,277,446,307			¥ 61,994,923
Other payables due to a related party:
Accounts payable due to related parties					1,478,529
Other payables to Desun for leasing of land and buildings		7,528,551			4,969,104
Other payables due to Jiangxi Jinko Engineering for payments on behalf of the Company		68,505,022			0
Total		60,541,490		8,719,788
Borrowings due to subsidiaries of China Development Bank			[1]		2,156,500,000	[1]	€ 2,948,489
Accrued interest due to subsidiaries of China Development Bank	[1]				3,252,783
Guarantor Obligations, Current Carrying Value		52,710,970		$ 7,591,959
JinkoSolar Power Engineering Group Limited [Member]
Other payables due to a related party:
Accounts payable due to related parties		60,541,490
Total		136,575,063			6,471,504
Guarantor Obligations, Current Carrying Value		0			23,871
ReneSola Ltd. [Member]
Outstanding amounts due from related parties:
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)		661,788			1,021,128
Other payables due to a related party:
Accounts payable due to related parties					12,544
Jiangxi Desun Energy Co., Ltd. [Member]
Other payables due to a related party:
Accounts payable due to related parties					1,465,985
Gansu Heihe Hydropower Industrial Investment LLC [Member]
Outstanding amounts due from related parties:
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)		44,616
Jiangxi Jinko [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties		62,352,655
Other Assets, Related Parties		173,375,586
Accounts receivable from subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)		1,414,039,443
Advances to subsidiaries of ReneSola Ltd. ("ReneSola", controlled by an immediate family member of the principal shareholders and directors of the Company, who are the executive officers of the Company)		610,200,000
Executive Directors [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties		68,106
Jiangxi Jinko Engineering For Miscellaneous [Member]
Outstanding amounts due from related parties:
Other Receivables, Related Parties		¥ 16,704,113

[1]	In connection with the issuance of preferred shares by JinkoSolar Power in July 2014, China Development Bank, through its subsidiary, holds 21% equity interests of JinkoSolar Power on an as-if-converted basis. The above borrowings represent borrowings from subsidiaries of China Development Bank. After the disposition of the Group’s downstream solar projects business, China Development Bank is no longer of the Group’s related party.